Right-of-use asset and lease liability (Details Narrative) - a	6 Months Ended	12 Months Ended
	Feb. 28, 2025	Aug. 31, 2024
Right-of-use Asset And Lease Liability
Area of land	13,262
Lease liability description	1,454	The Company extended the current Ontario premises of 4,894 sq. ft. lease to January 1, 2030, and acquired additional premises of 8,368 square feet adjacent to the current office premises with the same landlord. The additional premises lease also expires on January 1, 2030. The total area of use by the Company is 13,262 sq. ft. The Company acquired a 1,454 square feet premise lease in British Columbia commencing August 1, 2023 and expiring on July 31, 2028. The Company recognized a right-of-use asset and corresponding lease liability in respect of this lease. The lease liability was measured at the present value of the remaining lease payments, discounted using the Company’s estimated incremental borrowing rate as at September 1, 2017 (date of initial application), estimated to be 6%. The right-of-use asset was measured at an amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments relating to that lease recognized in the balance sheet immediately before the date of initial application